Accumulated Other Comprehensive Loss (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Comprehensive Loss And Accumulated Other Comprehensive Loss [Line Items]
Foreign currency cumulative translation adjustment	(105,959)	(96,462)
Unrealized gain (loss) on cash flow hedges	3,593
Pension and postemployment actuarial gain (loss)	(2,501)	(48)
Total	(104,867)	(96,510)